Income taxes (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Unused research and development expenses for income tax purposes	$ 35,628	$ 27,746
Unclaimed scientific research and development tax credits	41,657	28,333
Unclaimed Canadian scientific research and development tax credits [Member]
Statement [Line Items]
Unclaimed scientific research and development tax credits	$ 7,483	$ 5,458